CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						6 Months Ended		11 Months Ended		12 Months Ended
	Aug. 31, 2020		May 31, 2020	Aug. 31, 2019		May 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Feb. 28, 2019		Feb. 29, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Operating costs	$ 525,924			$ 94,110			$ 790,865	$ 165,245	$ 152,789		$ 724,740
Loss from operations	(525,924)			(94,110)			(790,865)	(165,245)	(152,789)		(724,740)
Other income:
Interest income	9,892			351,738			119,067	750,484	729,499		1,323,935
Unrealized gain on marketable securities held in Trust Account				16,692			0	27,507	(2,579)		18,708
Net (loss) income	$ (516,032)		$ (155,766)	$ 274,320		$ 338,426	$ (671,798)	$ 612,746	$ 574,131		$ 617,903
Weighted average ordinary shares outstanding, basic and diluted	2,742,935	[1]		2,605,186	[1]		2,723,761	2,603,826	2,039,690	[2]	2,610,315	[2]
Basic and diluted net loss per ordinary share	$ (0.19)	[3]		$ (0.02)	[3]		$ (0.28)	$ (0.03)	$ (0.04)	[4]	$ (0.21)	[4]

[1]	Excludes an aggregate of up to 2,328,425 and 5,654,573 shares subject to possible redemption at August 31, 2020 and 2019, respectively.
[2]	Excludes an aggregate of up to 4,964,590 and 5,662,598 shares subject to possible redemption at February 29, 2020 and February 28, 2019 , respectively.
[3]	Excludes interest income of $7,210 and $86,788 attributable to shares subject to possible redemption for the three and six months ended August 31, 2020, respectively, and $329,376 and $695,524 for the three and six months ended August 31, 2019, respectively (see Note 3).
[4]	Excludes interest income of $1,163,534 and $650,811 attributable to shares subject to possible redemption for the year ended February 29, 2020 and for the period from March 20, 2018 (inception) through February 28, 2019, respectively (see Note 3).